AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2026

REGISTRATION NOS. 033-75340

811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 180	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 181	☒

Guinness Atkinson Funds

(Exact Name of Registrant as Specified in Charter)

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 628-2787

James J. Atkinson, President

Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communication to:

Alexandra K. Alberstadt, Esq

Seward & Kissel, LLP

One Battery Park Plaza

New York, NY 10004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	on December 10, 2026, pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on _________ pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on __________ pursuant to paragraph (a)(2) of Rule 485; or
☐	on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 164 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on July 10, 2026 for the purpose of creating the new series Guinness AtkinsonTM AI Drug Discovery ETF. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 164 to the Registrant’s Registration Statement filed on July 10, 2026. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena and State of California, on the 9th day of November, 2026.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ James Atkinson		President and Principal Executive Officer	November 9, 2026
James Atkinson

/s/ J.I. Fordwood*		Trustee	November 9, 2026
J.I. Fordwood

/s/ Timothy Guinness*		Trustee	November 9, 2026
Timothy Guinness

/s/ Bret A. Herscher*		Trustee	November 9, 2026
Bret A. Herscher

/s/ Jeffrey Long*		Trustee	November 9, 2026
Jeffrey Long

/s/ J. Brooks Reece, Jr.*		Trustee and Chairman	November 9, 2026
J. Brooks Reece, Jr.

/s/ Rita Dam		Treasurer, Principal Accounting Officer	November 9, 2026
Rita Dam		and Principal Financial Officer

*By:	/s/ Rita Dam
Rita Dam Attorney-in-Fact